SCHEDULE OF MAJOR ASSUMPTIONS IN DETERMINING THE DEFINED BENEFITS PLAN LIABILITY (Details)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Capitalization rate	2.70%	3.00%
Salary growth rate	0.00%	0.00%
Retirement rate	5.00%	5.00%